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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2007 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 103.3%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 16.2%
U.S. Treasury Bonds
4.50%                                             02/15/36                     $     385                         $     349  (h)
4.75%                                             02/15/37                        10,981                            10,360  (h)
U.S. Treasury Notes
4.50%                                             05/15/17                           350                               336  (h)
4.63%                                             02/15/17                        21,476                            20,804  (h)
4.75%                                             05/31/12                         6,632                             6,581  (h)
4.88%                                             05/31/09                        19,604                            19,601  (h)
                                                                                                                    58,031

FEDERAL AGENCIES - 4.1%
Federal Home Loan Mortgage Corp.
4.75%                                             03/05/12                         5,880                             5,747  (h)
4.88%                                             02/09/10                         5,975                             5,930  (h)
5.00%                                             02/16/17                         2,950                             2,849  (h)
                                                                                                                    14,526

AGENCY MORTGAGE BACKED - 24.6%
Federal Home Loan Mortgage Corp.
4.50%                                             06/01/33 - 02/01/35                811                               738  (f)
5.00%                                             07/01/35 - 10/01/35              1,179                             1,107  (f)
5.50%                                             05/01/20                           190                               188  (f)
6.00%                                             04/01/17 - 11/01/36              2,623                             2,612  (f)
6.50%                                             01/01/27 - 08/01/36              1,827                             1,852  (f)
7.00%                                             10/01/16 - 08/01/36                618                               638  (f)
7.50%                                             01/01/08 - 09/01/33                129                               133  (f)
8.00%                                             11/01/30                            16                                18  (f)
Federal National Mortgage Assoc.
4.00%                                             05/01/19 - 06/01/19                794                               736  (f)
4.50%                                             05/01/18 - 02/01/35              3,342                             3,161  (f)
5.00%                                             06/01/20 - 05/01/36              3,090                             2,928  (f)
5.01%                                             07/01/35                         1,581                             1,578  (f,g)
5.10%                                             08/01/35                         1,030                             1,025  (f,g)
5.26%                                             04/01/37                           423                               418  (g)
5.44%                                             04/01/37                            38                                38  (g)
5.50%                                             03/01/14 - 08/01/35              2,966                             2,909  (f)
5.53%                                             04/01/37                           534                               532  (g)
5.56%                                             03/01/37                            37                                36  (g)
5.62%                                             04/01/37                           947                               945  (g)
5.64%                                             06/01/37                           704                               703  (g)
5.67%                                             05/01/37                           274                               274  (g)
5.69%                                             04/01/37                           346                               346  (g)
5.71%                                             04/01/37                         1,361                             1,361  (g)
5.85%                                             06/01/37                           845                               848  (g)
6.00%                                             02/01/14 - 08/01/36              5,185                             5,156  (f)
6.50%                                             02/01/14 - 12/01/36              6,339                             6,421  (f)
7.00%                                             08/01/13 - 06/01/36              1,920                             1,983  (f)
7.50%                                             08/01/13 - 03/01/34                730                               764  (f)
8.00%                                             12/01/11 - 11/01/33                353                               370  (f)
8.50%                                             04/01/30 - 05/01/31                 37                                40  (f)
9.00%                                             06/01/09 - 12/01/22                146                               152  (f)
5.00%                                             TBA                             15,367                            14,517  (b)
5.50%                                             TBA                             15,051                            14,538  (b)
6.00%                                             TBA                             10,871                            10,811  (b)
6.50%                                             TBA                                840                               848  (b)
Government National Mortgage Assoc.
4.50%                                             08/15/33 - 09/15/34              1,493                             1,377  (f)
5.00%                                             08/15/33                           354                               336  (f)
6.00%                                             04/15/27 - 09/15/36              1,467                             1,465  (f)
6.50%                                             04/15/19 - 09/15/36              1,272                             1,290  (f)
7.00%                                             03/15/12 - 10/15/36                785                               810  (f)
7.50%                                             03/15/23 - 10/15/33                131                               137  (f)
8.00%                                             09/15/27 - 06/15/30                 42                                44  (f)
8.50%                                             10/15/17                            89                                94  (f)
9.00%                                             11/15/16 - 12/15/21                177                               190  (f)
5.50%                                             TBA                              1,605                             1,557  (b)
                                                                                                                    88,024

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Collateralized Mortgage Obligation Trust
(Class B) 5.77%                                   11/01/18                            27                                23  (c,d,f)
Federal Home Loan Mortgage Corp.
1.13%                                             04/15/37                         1,395                                66  (e,g)
1.33%                                             10/15/18 - 04/25/37              2,225                               106  (e,f,g)
1.43%                                             05/15/37                         1,876                                88  (e,g)
1.83%                                             12/15/30                         2,370                                99  (e,f,g)
1.88%                                             09/15/36                         1,335                                91  (e,g)
2.46%                                             09/15/36                         1,349                               120  (e,f,g)
3.98%                                             12/15/33                           315                               236  (f,g)
4.50%                                             04/15/13 - 03/15/19              1,845                               168  (e,f)
5.00%                                             12/15/13 - 12/01/34             11,264                             2,220  (e,f)
5.10%                                             06/15/33                         1,057                               956  (f,g)
5.50%                                             04/15/17 - 06/15/33              1,165                               231  (e,f)
5.50%                                             04/15/26 - 12/15/36              4,267                             4,201
6.00%                                             03/15/28                         1,163                             1,171
7.50%                                             01/15/16                            96                                99  (f)
8.00%                                             04/15/20                            19                                19  (f)
8.00%                                             02/01/23 - 07/01/24                 26                                 6  (e,f)
24.46%                                            09/25/43                         3,702                                41 (c,e,f,g)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                             01/15/30                         1,295                             1,306
Federal Home Loan Mortgage STRIPS
7.24%                                             08/01/27                             6                                 5  (c,d,f)
Federal National Mortgage Assoc STRIPS (Class 1)
5.23%                                             11/01/34                           952                               670  (c,d,f)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                             11/01/23                            87                                24  (e,f)
8.00%                                             08/01/23 - 07/01/24                 57                                14  (e,f)
8.50%                                             03/01/17 - 07/25/22                 62                                13  (e,f)
9.00%                                             05/25/22                            20                                 4  (e,f)
Federal National Mortgage Assoc.
1.13%                                             05/25/37 - 06/25/37             16,159                               802  (e,g)
1.19%                                             12/25/42                         1,031                                34  (e,f,g)
1.45%                                             03/25/37                         1,100                                69  (e,g)
1.68%                                             10/25/29                           905                                45  (e,f,g)
1.78%                                             12/25/30                         1,200                                55  (e,f,g)
1.88%                                             06/25/36 - 07/25/37             16,961                             1,125  (e,f,g)
2.28%                                             09/25/42                         2,258                               120  (e,f,g)
2.33%                                             04/25/17 - 10/25/17              1,908                               107  (e,f,g)
2.38%                                             08/25/16                           560                                22  (e,f,g)
2.78%                                             06/25/42                           774                                48  (e,f,g)
4.00%                                             02/25/28                            42                                41  (f)
4.50%                                             05/25/18                           361                                33  (e,f)
4.75%                                             11/25/14                           185                                10  (e,f)
5.00%                                             08/25/17 - 02/25/32                419                                45  (e,f)
5.50%                                             03/25/29 - 03/25/33              1,405                             1,394
8.00%                                             07/25/14                           213                               215  (f)
Federal National Mortgage Assoc. (Class 2)
5.50%                                             12/01/33 - 05/25/37                257                                67  (e)
Federal National Mortgage Assoc. (Class S)
1.78%                                             02/25/31                           838                                39  (e,f,g)
Federal National Mortgage Assoc. REMIC
1.88%                                             01/25/37                         3,543                               225  (e,f,g)
4.50%                                             11/25/13                           420                                16  (e,f)
4.91%                                             03/25/31                           839                               791  (f,g)
5.00%                                             10/25/22                           372                                60  (e,f)
Federal National Mortgage Assoc. REMIC (Class B)
6.13%                                             12/25/22                            20                                16  (c,d,f)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%**                                        05/25/22                             -                                 1  (e,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                             08/01/34                         3,450                               898  (e)
                                                                                                                    18,255

ASSET BACKED - 8.4%
AESOP Funding II LLC (Class A)
5.44%                                             04/20/10                         1,000                             1,001  (a,f,g)
Bank One Issuance Trust
3.59%                                             05/17/10                           175                               174  (f)
Capital One Auto Finance Trust
5.32%                                             04/15/12                         4,000                             4,000  (f,g)
Capital One Master Trust (Class C)
6.70%                                             06/15/11                           149                               151  (a,f)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                             05/25/32                            69                                65  (f)
Citibank Credit Card Issuance Trust
4.45%                                             04/07/10                           496                               492  (f)
Countrywide Asset-Backed Certificates (Class A)
5.59%                                             05/25/36                           132                               132  (f,g)
5.88%                                             08/25/32                            46                                46  (f,g)
Discover Card Master Trust I (Class A)
5.35%                                             04/17/12                         8,000                             8,012  (f,g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.50%                                             09/25/35                         2,000                             2,001  (f,g)
GSAA Trust
5.72%                                             05/25/34                           105                               106  (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                             10/15/10                           427                               422  (f)
Indymac Residential Asset Backed Trust
7.32%                                             04/25/37                           146                               140  (g)
JP Morgan Mortgage Acquisition Corp.
5.47%                                             03/01/37                         1,000                               999  (g)
Mid-State Trust
7.54%                                             07/01/35                            71                                75  (f)
Option One Mortgage Loan Trust
5.45%                                             06/25/37                         1,500                             1,501  (g)
Peco Energy Transition Trust
6.52%                                             12/31/10                           400                               412  (f)
Residential Asset Mortgage Products, Inc.
5.56%                                             03/25/34                            19                                19  (f,g)
5.65%                                             12/25/33                            11                                11  (f,g)
Residential Asset Securities Corp.
5.82%                                             07/25/32                            58                                58  (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                             07/25/30                           130                               129  (f,g)
5.90%                                             06/25/33                           100                               100  (f,g)
Structured Asset Investment Loan Trust
5.55%                                             02/25/35                           348                               348  (a,f,g)
Superior Wholesale Inventory Financing Trust
(Class A)
5.50%                                             06/15/10                         4,000                             4,010  (f,g)
Swift Master Auto Receivables Trust (Class A)
5.42%                                             06/15/12                         3,000                             3,000  (g)
Triad Auto Receivables Owner Trust (Class A)
5.38%                                             02/12/14                         2,000                             1,999  (g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                             10/20/10                           265                               264  (f)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                             06/25/34                           277                               278  (f,g)
Wells Fargo Home Equity Trust
3.97%                                             05/25/34                           171                               166  (f,g)
                                                                                                                    30,111

CORPORATE NOTES - 29.2%
Abbey National PLC
7.95%                                             10/26/29                           510                               612  (f)
AES Eastern Energy LP
9.67%                                             01/02/29                           395                               493  (f)
AES Ironwood LLC
8.86%                                             11/30/25                           865                               961  (f)
Air Jamaica Ltd.
9.38%                                             07/08/15                           405                               433  (a,f)
Allied World Assurance Holdings Ltd.
7.50%                                             08/01/16                           310                               326  (f)
American Electric Power Company, Inc. (Series D)
5.25%                                             06/01/15                           335                               322  (f)
American International Group, Inc.
6.25%                                             05/01/36                           465                               473  (f)
American Railcar Industries, Inc.
7.50%                                             03/01/14                           170                               169  (f)
Amgen Inc.
5.85%                                             06/01/17                           425                               418  (a,f)
Aramark Corp.
8.50%                                             02/01/15                           450                               458  (a,f)
Arizona Public Service Co.
6.25%                                             08/01/16                           485                               487  (f)
BAC CAP TRUST V
5.63%                                             03/08/35                           495                               442  (f)
Banco Santander Chile
5.38%                                             12/09/14                           545                               532  (a,f)
BanColombia S.A.
6.88%                                             05/25/17                           210                               203  (f)
Basell AF SCA
8.38%                                             08/15/15                           980                               938  (a)
BellSouth Corp.
4.20%                                             09/15/09                           460                               448  (f)
6.55%                                             06/15/34                           180                               179  (f)
Bertin Ltd.
10.25%                                            10/05/16                           200                               219  (a,f)
BJ Services Co.
5.75%                                             06/01/11                           485                               484  (f)
Bristol-Myers Squibb Co.
5.88%                                             11/15/36                           255                               240  (f)
British Telecommunications PLC
8.63%                                             12/15/10                           195                               213  (f)
Cablevision Systems Corp.
8.00%                                             04/15/12                           170                               168  (f)
Capital One Bank
6.50%                                             06/13/13                           195                               200  (f)
Carolina Power & Light Co.
5.15%                                             04/01/15                           230                               221  (f)
5.70%                                             04/01/35                           130                               121  (f)
6.13%                                             09/15/33                           240                               238  (f)
Chaoda Modern Agriculture
7.75%                                             02/08/10                           405                               377  (a,f)
Chesapeake Energy Corp.
6.63%                                             01/15/16                           560                               539  (a,f)
Chubb Corp.
6.00%                                             05/11/37                           385                               368  (f)
CIT Group, Inc.
5.13%                                             09/30/14                           460                               431  (f)
Citigroup, Inc.
5.13%                                             02/14/11                           590                               583  (f)
Citizens Communications Co.
7.13%                                             03/15/19                         1,180                             1,115  (f)
Clarendon Alumina Production Ltd.
8.50%                                             11/16/21                           235                               249  (a,f)
Clear Channel Communications, Inc.
4.25%                                             05/15/09                           230                               222  (f)
4.50%                                             01/15/10                         1,205                             1,151  (f)
CMS Energy Corp.
7.75%                                             08/01/10                           400                               416  (f)
Commonwealth Bank of Australia
6.02%                                             03/29/49                           475                               464  (a,f,g)
ConAgra Foods, Inc.
7.88%                                             09/15/10                           133                               141  (f)
Constellation Brands, Inc.
7.25%                                             05/15/17                           840                               819  (a,f)
Consumers Energy Co.
5.15%                                             02/15/17                           330                               310  (f)
Corrections Corp of America
7.50%                                             05/01/11                           415                               421  (f)
COX Communications, Inc.
7.13%                                             10/01/12                           665                               702  (f)
7.75%                                             11/01/10                           360                               383  (f)
CRH America, Inc.
6.00%                                             09/30/16                           320                               316  (f)
CSC Holdings, Inc. (Series B)
8.13%                                             07/15/09                           535                               546  (f)
CSX Corp.
6.15%                                             05/01/37                           460                               441  (f)
CSX Transportation, Inc.
9.75%                                             06/15/20                           202                               258  (f)
DaimlerChrysler NA Holding Corp.
4.05%                                             06/04/08                           330                               326  (f)
DBS Bank Ltd.
5.00%                                             11/15/19                           605                               569  (a,f,g)
Deluxe Corp.
3.50%                                             10/01/07                           785                               777  (f)
Denny's Holdings Inc.
10.00%                                            10/01/12                           785                               828
Dex Media West LLC
8.50%                                             08/15/10                         1,380                             1,430
Dillard's, Inc.
6.63%                                             11/15/08                         1,205                             1,208
Dominion Resources, Inc. (Series B)
6.30%                                             09/30/66                         1,155                             1,157  (f,g)
Dover Corp.
6.50%                                             02/15/11                           230                               237  (f)
6.65%                                             06/01/28                           185                               196  (f)
Duke Energy Corp.
5.38%                                             01/01/09                           150                               150  (f)
Dynegy Holdings Inc.
7.75%                                             06/01/19                           805                               749  (a)
Echostar DBS Corp.
7.00%                                             10/01/13                         1,395                             1,374  (f)
Edison Mission Energy
7.00%                                             05/15/17                           790                               745  (a)
EI Du Pont de Nemours & Co.
4.88%                                             04/30/14                           310                               294  (f)
El Paso Electric Co.
6.00%                                             05/15/35                           245                               228
Embarq Corp.
7.08%                                             06/01/16                           480                               482  (f)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                            07/19/13                           340                               379  (a,f)
Equistar Chemicals LP
8.75%                                             02/15/09                           805                               833
Federated Retail Holdings Inc.
5.35%                                             03/15/12                           620                               609
FirstEnergy Corp. (Series B)
6.45%                                             11/15/11                           485                               497  (f)
Freescale Semiconductor Inc.
8.88%                                             12/15/14                           790                               754  (a)
Galaxy Entertainment Finance Company Ltd.
9.88%                                             12/15/12                           150                               162  (f)
Gaz Capital for Gazprom
6.51%                                             03/07/22                           210                               207  (a)
Georgia Gulf Corp.
9.50%                                             10/15/14                           420                               418
Globo Comunicacoes e Participacoes S.A.
7.25%                                             04/26/22                           230                               222  (a)
GMAC LLC
5.13%                                             05/09/08                         1,205                             1,190
5.85%                                             01/14/09                           435                               429
Goldman Sachs Group, Inc.
6.60%                                             01/15/12                         2,030                             2,105  (f)
GTE Corp.
6.94%                                             04/15/28                           400                               409  (f)
7.51%                                             04/01/09                           330                               340  (f)
Harrah's Operating Company, Inc.
5.38%                                             12/15/13                           620                               525
HCA Inc.
9.13%                                             11/15/14                         1,205                             1,267  (a,f)
Hexion US Finance Corp.
9.75%                                             11/15/14                           835                               864
Hospira, Inc.
5.55%                                             03/30/12                           425                               420
HSBC Bank USA NA
4.63%                                             04/01/14                           375                               350
HSBC Capital Funding LP
4.61%                                             12/29/49                           405                               380  (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                             12/31/49                           585                               646  (a,f,g)
HSBC Finance Corp.
6.75%                                             05/15/11                           260                               270
HSBC Holdings PLC
6.50%                                             05/02/36                           100                               103  (f)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                             08/01/27                           600                               661  (a,f)
Hydro Quebec
8.50%                                             12/01/29                           215                               289  (f)
Idearc, Inc.
8.00%                                             11/15/16                           805                               813
IIRSA Norte Finance Ltd.
8.75%                                             05/30/24                           444                               515  (a,f)
Industrias Unidas S.A.
11.50%                                            11/15/16                           420                               442  (a)
ING Capital Funding TR III
8.44%                                             12/29/49                           480                               521  (g)
ING Groep N.V.
5.78%                                             12/29/49                           485                               468  (g)
Inmarsat Finance PLC
7.25%                                             11/15/12                           905                               863  (c,i)
International Steel Group Inc.
6.50%                                             04/15/14                           400                               407
Interoceanica IV Finance Ltd.
4.19%                                             11/30/18                           400                               249  (a,c)
4.23%                                             11/30/25                           400                               185  (a,c)
IPSCO, Inc.
8.75%                                             06/01/13                           335                               355
iStar Financial, Inc. (REIT)
7.00%                                             03/15/08                           330                               333  (f)
JBS S.A.
9.38%                                             02/07/11                           420                               435
JP Morgan Chase & Co.
7.00%                                             11/15/09                           590                               610  (f)
JP Morgan Chase Bank
5.88%                                             06/13/16                           420                               419
Kansas Gas & Electric
5.65%                                             03/29/21                           270                               259  (f)
Kazkommerts International BV
7.00%                                             11/03/09                           480                               482  (a)
Landsbanki Islands
6.06%                                             08/25/09                           200                               202  (a,f,g)
Libbey Glass Inc.
12.38%                                            06/01/11                           390                               431  (g)
Lippo Karawaci Finance BV
8.88%                                             03/09/11                           350                               349
Lloyds TSB Group PLC
6.27%                                             12/31/49                           315                               299  (a,f,g)
Lukoil International Finance BV
6.36%                                             06/07/17                           290                               280  (a)
Majestic Star Casino LLC
9.50%                                             10/15/10                           900                               936  (f)
Marfrig Overseas Ltd.
9.63%                                             11/16/16                           415                               434  (a)
Markel Corp.
7.35%                                             08/15/34                           175                               181  (f)
MBIA, Inc.
5.70%                                             12/01/34                           250                               230
Mediacom LLC
9.50%                                             01/15/13                           840                               859  (f)
Merck & Company, Inc.
5.75%                                             11/15/36                           170                               159  (f)
Metropolitan Life Global Funding I
4.25%                                             07/30/09                           460                               451  (a,f)
MGM Mirage
7.50%                                             06/01/16                           520                               493
Midamerican Energy Holdings Co.
6.13%                                             04/01/36                           330                               319  (f)
Mizuho Financial Group Cayman Ltd.
8.38%                                             12/29/49                           445                               465
Mohegan Tribal Gaming Authority
6.38%                                             07/15/09                            55                                54
8.00%                                             04/01/12                           865                               893  (f)
Morgan Stanley (Series F)
5.48%                                             01/18/08                         2,000                             2,001  (f,g)
MUFG Capital Finance 1 Ltd.
6.35%                                             07/29/49                           300                               294  (f,g)
Munich Re America Corp. (Series B)
7.45%                                             12/15/26                           290                               323  (f)
NAK Naftogaz Ukrainy
8.13%                                             09/30/09                           500                               500
Nakilat Inc.
6.07%                                             12/31/33                           100                                94  (a,f)
6.27%                                             12/31/33                           405                               385  (a,f)
Nelnet, Inc.
5.13%                                             06/01/10                           600                               578  (f)
Nevada Power Co. (Series N)
6.65%                                             04/01/36                           220                               221  (f)
Nexen Inc.
6.40%                                             05/15/37                           610                               585
Nisource Finance Corp.
5.45%                                             09/15/20                           485                               441  (f)
7.88%                                             11/15/10                           130                               139  (f)
Norfolk Southern Corp.
6.00%                                             04/30/08                            40                                40  (f)
8.63%                                             05/15/10                           465                               502  (f)
Norfolk Southern Railway Co.
9.75%                                             06/15/20                           353                               453  (f)
Nortel Networks Ltd.
10.75%                                            07/15/16                           400                               442  (a,f)
Northeast Utilities (Series B)
3.30%                                             06/01/08                           330                               323  (f)
Northern States Power Co.
6.25%                                             06/01/36                           190                               194  (f)
NorthWestern Corp.
5.88%                                             11/01/14                           600                               582  (f)
Ohio Power Co. (Series E)
6.60%                                             02/15/33                           165                               171  (f)
ONEOK Partners LP
5.90%                                             04/01/12                           320                               322  (f)
OPTI Canada Inc.
8.25%                                             12/15/14                           805                               817  (a,f)
Orion Power Holdings Inc.
12.00%                                            05/01/10                           805                               910
Owens Brockway Glass Container Inc.
8.88%                                             02/15/09                           645                               656
Pacific Bell
7.13%                                             03/15/26                           225                               237  (f)
Pacific Gas & Electric Co.
5.80%                                             03/01/37                           165                               154
PanAmSat Corp.
9.00%                                             08/15/14                           725                               756  (f)
Pemex Finance Ltd.
9.03%                                             02/15/11                           679                               718  (f)
Pemex Project Funding Master Trust
6.13%                                             08/15/08                           380                               381  (f)
7.38%                                             12/15/14                           300                               325  (f)
7.88%                                             02/01/09                           185                               191
Petrobras International Finance Co.
6.13%                                             10/06/16                           320                               314  (f)
Playtex Products, Inc.
8.00%                                             03/01/11                           400                               412  (f)
PNC Preferred Funding Trust I
6.52%                                             12/31/49                           630                               637  (a,g)
Potomac Edison Co.
5.35%                                             11/15/14                           245                               237  (f)
Prudential Financial, Inc.
5.70%                                             12/14/36                           460                               425  (f)
6.10%                                             06/15/17                           270                               273
Public Service Company of Colorado
7.88%                                             10/01/12                           495                               545  (f)
Puget Sound Energy, Inc.
3.36%                                             06/01/08                           335                               329  (f)
5.48%                                             06/01/35                           330                               290  (f)
Puget Sound Energy, Inc. (Series A)
6.97%                                             06/01/67                           545                               545  (g)
Pulte Homes, Inc.
4.88%                                             07/15/09                           365                               354  (f)
Quebecor World Capital Corp.
4.88%                                             11/15/08                         1,205                             1,169
Rede Empresas de Energia Eletrica S.A.
11.13%                                            04/02/49                           350                               363  (a)
Reichhold Industries, Inc.
9.00%                                             08/15/14                           395                               403  (a,f)
Reliant Energy, Inc.
7.88%                                             06/15/17                           270                               263
Residential Capital LLC
6.38%                                             06/30/10                           615                               606
6.46%                                             04/17/09                           615                               614  (g)
Resona Bank Ltd.
5.85%                                             09/29/49                           300                               287  (a,f,g)
Rock-Tenn Co.
8.20%                                             08/15/11                           785                               809
Rouse Company LP (REIT)
6.75%                                             05/01/13                           500                               500  (a,f)
Royal Bank of Scotland Group PLC
5.00%                                             10/01/14                           355                               340  (f)
Sabine Pass LNG LP
7.25%                                             11/30/13                           470                               466  (a)
7.50%                                             11/30/16                           715                               711  (a)
Security Benefit Life Insurance
8.75%                                             05/15/16                           325                               373  (a)
Seitel, Inc.
9.75%                                             02/15/14                           700                               693  (a)
Sierra Pacific Resources
8.63%                                             03/15/14                         1,180                             1,267
Simon Property Group, L.P. (REIT)
4.60%                                             06/15/10                           330                               321  (f)
Skandinaviska Enskilda Banken AB
7.50%                                             03/29/49                           295                               306  (a,f,g)
SLM Corp.
4.50%                                             07/26/10                         1,205                             1,115
5.66%                                             01/27/14                           893                               775  (g)
Southern Copper Corp.
7.50%                                             07/27/35                           380                               407
Southern Natural Gas Co.
5.90%                                             04/01/17                           210                               203  (a)
Sovereign Capital Trust VI
7.91%                                             06/13/36                           895                               956  (f)
Sprint Capital Corp.
7.63%                                             01/30/11                         1,815                             1,911
Stallion Oilfield Finance Corp.
9.75%                                             02/01/15                           800                               816  (a)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                             12/03/14                           510                               496  (g)
Station Casinos Inc.
7.75%                                             08/15/16                            65                                64  (f)
Stewart Enterprises, Inc.
6.25%                                             02/15/13                           415                               399  (f)
Swift Energy Co.
7.13%                                             06/01/17                           785                               748
Telecom Italia Capital S.A.
6.20%                                             07/18/11                           600                               608
Telefonica Emisiones SAU
5.86%                                             02/04/13                           450                               449
Tennessee Gas Pipeline Co.
7.63%                                             04/01/37                           230                               252
8.38%                                             06/15/32                           310                               364
Tesoro Corp.
6.50%                                             06/01/17                           215                               210  (a)
Time Warner, Inc.
6.88%                                             05/01/12                           150                               157  (f)
Titan Petrochemicals Group Ltd.
8.50%                                             03/18/12                           235                               224  (a)
TNK-BP Finance S.A.
6.13%                                             03/20/12                           300                               293  (a)
6.63%                                             03/20/17                           195                               189  (a)
Tronox Worldwide LLC
9.50%                                             12/01/12                           560                               584  (f)
UBS Preferred Funding Trust I
8.62%                                             10/29/49                           330                               358  (g)
United Overseas Bank Ltd.
5.38%                                             09/03/19                           565                               544  (a,g)
Valspar Corp.
5.63%                                             05/01/12                           310                               306
VeraSun Energy Corp.
9.38%                                             06/01/17                           780                               725  (a)
Verizon Global Funding Corp.
7.25%                                             12/01/10                           590                               622
Verizon Pennsylvania, Inc.
8.35%                                             12/15/30                           200                               230  (f)
Vitro S.A. de C.V.
8.63%                                             02/01/12                           230                               233  (a)
VTB Capital S.A.
5.96%                                             08/01/08                           335                               335  (a,f,g)
Wells Fargo & Co.
5.25%                                             12/01/07                           180                               180  (f)
Wells Fargo Bank NA
5.95%                                             08/26/36                           350                               343  (f)
Westar Energy, Inc.
7.13%                                             08/01/09                           180                               184  (f)
Westlake Chemical Corp.
6.63%                                             01/15/16                           775                               734  (f)
Windstream Corp.
8.63%                                             08/01/16                           785                               830
Wisconsin Electric Power
5.70%                                             12/01/36                           115                               108  (f)
                                                                                                                   104,259

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
15.2%
Banc of America Commercial Mortgage Inc.
4.13%                                             07/10/42                           600                               584  (f)
5.32%                                             10/10/11                           750                               740  (f)
5.69%                                             03/10/17                         2,000                             1,979  (f)
Banc of America Commercial Mortgage Inc.
(Class A)
5.79%                                             05/11/35                           675                               680  (f)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                             04/10/17                           300                               292  (f)
Banc of America Funding Corp.
5.74%                                             03/20/36                           264                               261  (f,g)
5.84%                                             02/20/36                           454                               453  (f,g)
Banc of America Mortgage Securities (Class B)
5.33%                                             10/25/35                           176                               166  (f,g)
5.38%                                             01/25/36                           274                               267  (f,g)
5.56%                                             02/25/36                           210                               206  (f,g)
Bank of America Alternative Loan Trust
6.50%                                             07/25/35                           355                               357  (f)
Bear Stearns Asset Backed Securities Trust
(Class A)
5.57%                                             07/25/36                         1,572                             1,570  (f,g)
Bear Stearns Commercial Mortgage Securities
5.48%                                             10/12/41                           758                               752  (f,g)
5.53%                                             10/12/41                           758                               747  (f,g)
5.58%                                             03/11/39                           222                               221  (f,g)
6.02%                                             02/14/31                           750                               754  (f)
Bear Stearns Commercial Mortgage Securities
(Class A)
5.66%                                             06/11/40                         1,600                             1,601  (g)
CalSTRS Trust
4.13%                                             11/20/12                           938                               933  (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                             08/25/36                           506                               502  (f,g)
Countrywide Alternative Loan Trust
5.98%                                             05/25/36                            99                                86  (f,g)
6.00%                                             03/25/36 - 08/25/36                481                               340  (f)
Countrywide Alternative Loan Trust (Class B)
6.00%                                             05/25/36 - 08/25/36                298                               225  (f)
Countrywide Asset-Backed Certificates
5.60%                                             11/25/35                           580                               580  (f,g)
Countrywide Home Loan Mortgage Pass Through Trust
5.47%                                             02/25/47                           541                               536  (f,g)
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                             12/25/35                           250                               234  (f)
Credit Suisse Mortgage Capital Certificates
5.47%                                             09/15/39                           689                               669  (f)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                             02/25/36                           148                               141  (f,g)
Crusade Global Trust (Class A)
5.55%                                             09/18/34                            61                                61  (f,g)
CS First Boston Mortgage Securities Corp.
1.56%                                             03/15/35                        10,652                               359  (a,f,g)
5.25%                                             08/25/34                           211                               208  (f)
5.33%                                             10/25/35                           252                               233    (f,g)
5.75%                                             07/15/37                         7,309                               180 (a,c,f,g)
6.13%                                             04/15/37                           520                               529  (f)
CS First Boston Mortgage Securities Corp.
(Class A)
5.44%                                             09/15/34                           400                               397  (f)
6.53%                                             06/15/34                           400                               411  (f)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                             11/10/33                           554                               577  (f)
First Horizon Alternative Mortgage Securities
(Class B)
5.98%                                             05/25/36                            99                                85  (f,g)
First Union-Lehman Brothers-Bank of America
6.56%                                             11/18/35                           564                               566  (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                             05/15/35                         1,002                             1,008  (f)
6.47%                                             04/15/34                           300                               307  (f)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.71%                                             12/10/41                        11,393                               233  (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                             04/10/37                           626                               619  (f)
Impac CMB Trust
5.58%                                             04/25/35                           753                               753  (f,g)
Indymac INDA Mortgage Loan Trust
5.15%                                             01/25/36                           100                                96  (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                             01/25/36                           144                               141  (f,g)
Indymac Index Mortgage Loan Trust
5.36%                                             06/25/35                           421                               414  (f,g)
JP Morgan Chase Commercial Mortgage Securities
Corp.
1.27%                                             01/12/39                         6,550                               206  (a,f,g)
5.75%                                             02/12/49                         2,700                             2,675  (g)
6.47%                                             11/15/35                           457                               470  (f)
JP Morgan Mortgage Trust
5.87%                                             04/25/37                           410                               410  (g)
LB-UBS Commercial Mortgage Trust
4.06%                                             09/15/27                         1,033                             1,007  (f,g)
5.26%                                             09/15/39                           800                               790  (f)
5.42%                                             02/15/40                           295                               285
5.64%                                             01/18/12                         9,710                               240  (c,f,g)
5.85%                                             01/15/36                         3,113                               196  (a,c,f)
6.23%                                             03/15/26                           371                               375  (f)
6.85%                                             10/15/35                         2,601                               107 (a,c,f,g)
7.47%                                             03/15/36                         8,340                               231 (a,c,f,g)
7.49%                                             02/15/40                         8,135                               172 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                             12/15/30                           832                               848  (f)
6.65%                                             11/15/27                         1,505                             1,553  (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                             07/14/16                           103                               107  (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
5.76%                                             09/15/39                        21,650                               672  (c,f,g)
7.29%                                             12/15/39                         6,912                               120 (a,c,f,g)
Master Alternative Loans Trust
5.00%                                             08/25/18                           363                                58  (e,f)
6.50%                                             08/25/34 - 05/25/35              1,365                             1,373  (f)
Master Alternative Loans Trust (Class 3)
6.50%                                             01/25/35                           356                               357  (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                             05/12/39                           757                               759  (f,g)
Merrill Lynch/Countrywide Commercial Mortgage
Trust (Class A)
5.49%                                             03/12/51                         2,000                             1,938  (g)
5.75%                                             06/12/50                         1,400                             1,385  (g)
MLCC Mortgage Investors, Inc.
5.38%                                             02/25/36                           225                               220  (f,g)
Morgan Stanley Capital I
5.28%                                             12/15/43                           296                               292  (f,g)
5.33%                                             12/15/43                           296                               284  (f,g)
5.39%                                             11/12/41                           848                               814  (f,g)
5.44%                                             02/20/44                           295                               289  (a,g)
5.45%                                             02/12/44                           500                               483    (g)
5.69%                                             04/15/49                         1,600                             1,576  (g)
5.71%                                             07/20/44                           350                               349  (f)
Morgan Stanley Capital I (Class A)
5.36%                                             02/12/44                           500                               494  (g)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                             10/15/35                         1,000                             1,027  (f)
6.54%                                             02/15/31                           390                               397  (f)
Nomura Asset Securities Corp. (Class A)
6.59%                                             03/15/30                         1,333                             1,340  (f)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                             03/12/34                           700                               716
Puma Finance Ltd. (Class A)
5.52%                                             03/25/34                           179                               176  (f,g)
5.54%                                             10/11/34                           217                               217  (f,g)
Residential Accredit Loans, Inc.
6.00%                                             01/25/36                           392                               373  (f)
6.04%                                             01/25/36                           153                               153  (f,g)
Residential Funding Mortgage Security I
5.75%                                             01/25/36                           278                               265  (f)
Residential Mortgage Securities
5.43%                                             08/10/30                           232                               232  (a,f,g)
Structured Asset Securities Corp. (Class X)
2.16%                                             02/25/28                           584                                23  (g)
Wachovia Bank Commercial Mortgage Trust
5.34%                                             12/15/43                         2,000                             1,916
5.42%                                             04/15/47                         1,200                             1,182
Washington Mutual Inc.
5.65%                                             01/25/45                           652                               655  (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                             08/25/35                           628                               606  (f,g)
5.50%                                             01/25/36                           512                               479  (f)
Wells Fargo Mortgage Backed Securities Trust
(Class B)
5.50%                                             03/25/36                           502                               474   (f)
                                                                                                                    54,419

SOVEREIGN BONDS - 0.5%
Government of Argentina
7.00%                                             04/17/17                           470                               411
Government of Bahamas
6.63%                                             05/15/33                           380                               407  (a,f)
Government of Canada
7.50%                                             09/15/29                           460                               562
Government of Manitoba Canada
4.90%                                             12/06/16                           315                               302  (f)
Government of Panama
6.70%                                             01/26/36                           290                               296
                                                                                                                     1,978

TOTAL BONDS AND NOTES                                                                                              369,603
 (COST $378,540)

                                                                               PRINCIPAL
                                                                                 AMOUNT                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 14.8%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 7.4%
Arran Master Trust (Class A)
5.34%                                             12/15/10                        $2,000                            $2,001  (g)
CNH Equipment Trust
5.39%                                             10/15/08                           111                               111  (g)
CNH Wholesale Master Note Trust (Class A)
5.43%                                             06/15/11                         1,000                             1,000  (g)
Countrywide Asset-Backed Certificates
5.75%                                             05/25/33                            50                                50  (g)
Countrywide Asset-Backed Certificates (Class 2)
5.92%                                             06/25/33                             2                                 2  (g)
Discover Card Master Trust I
5.33%                                             04/15/10                         5,000                             4,999  (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                             03/25/35                         5,000                             5,009  (g)
First USA Credit Card Master Trust (Class A)
5.47%                                             05/17/10                         1,500                             1,501  (g)
Fleet Home Equity Loan Trust (Class A)
5.57%                                             01/20/33                           414                               415  (g)
Fremont Home Loan Trust
5.52%                                             04/25/35                           218                               218  (g)
GMAC Mortgage Corp. Loan Trust
5.41%                                             08/25/35                         2,000                             2,000  (g)
Gracechurch Card Funding PLC (Class A)
5.34%                                             11/16/09                         2,680                             2,680  (g)
GSAA Trust
5.72%                                             05/25/34                           105                               106  (f,g)
GSAMP Trust
5.47%                                             12/25/35                         1,000                             1,000  (g)
JP Morgan Mortgage Acquisition Corp.
5.43%                                             01/25/36                         1,022                             1,023  (g)
Residential Asset Mortgage Products, Inc.
5.59%                                             12/25/33                           264                               264  (g)
Residential Asset Securities Corp.
5.57%                                             01/25/36                         3,000                             3,005  (g)
Saxon Asset Securities Trust
5.55%                                             05/25/35                           118                               118  (g)
Structured Asset Securities Corp.
5.52%                                             02/25/35                           550                               550  (g)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                             06/25/34                           555                               555  (f,g)
                                                                                                                    26,607

CORPORATE NOTES - 2.0%
Marsh & McLennan Companies, Inc.
5.50%                                             07/13/07                         1,000                             1,000  (g)
Morgan Stanley
5.41%                                             05/07/09                         6,000                             6,000  (g)
                                                                                                                     7,000

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
5.4%
Banc of America Large Loan
5.53%                                             03/15/22                         3,500                             3,501  (a,g)
Granite Master Issuer PLC
5.44%                                             12/20/24                         6,292                             6,293  (g)
Granite Mortgages PLC (Class 1)
5.54%                                             01/20/43                           598                               598  (g)
Impac CMB Trust (Class 1)
5.68%                                             10/25/34                           711                               711  (g)
Interstar Millennium Trust (Class A)
5.56%                                             03/14/36                            90                                90  (g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.49%                                             10/15/17                           391                               391  (a,g)
Morgan Stanley Capital I
5.86%                                             01/15/21                         2,000                             2,000  (a,g)
MortgageIT Trust (Class A)
5.62%                                             08/25/35                         3,162                             3,166  (g)
National RMBS Trust
5.47%                                             03/20/34                           182                               182  (g)
Nomura Asset Acceptance Corp.
5.45%                                             03/25/37                         1,916                             1,916  (g)
Washington Mutual Inc.
5.66%                                             01/25/45                           310                               310  (g)
                                                                                                                    19,158

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                                     52,765
SECURITIES ON LOAN
(COST $52,776)

TOTAL INVESTMENTS IN SECURITIES                                                                                    422,368
(COST $431,316)

                                                                              NUMBER OF
                                                                              SHARES                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.0%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.1%
GEI Short Term Investment Fund
5.55%                                                                         21,841,507                         $  21,841  (c,j)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 6.9%
GEI Short Term Investment Fund
5.55%                                                                         24,706,923                            24,707  (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                                        46,548
 (COST $46,548)

TOTAL INVESTMENTS                                                                                                  468,916
(COST $477,864)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (31.1)%                                                             (111,334)
                                                                                                                ----------
 NET ASSETS - 100.0%                                                                                            $  357,582
                                                                                                                ==========

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at
June 30, 2007
(unaudited):
                                                                            NUMBER OF         CURRENT           UNREALIZED
DESCRIPTION                                           EXPIRATION DATE       CONTRACTS     NOTIONAL VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Future                                 December 2007          71             $16,692              $(54)
Euro Dollar Futures                                    September 2007         228             53,962                 5
U.S. Treasury Notes 5 Yr. Futures                      September 2007         266             28,117               139
                                                                                                                  -----
                                                                                                                  $ 90
                                                                                                                  =====

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30,2007 (unaudited)
--------------------------------------------------------------------------------

(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2007, these securities amounted to $36,744 or 10.28% of net assets for the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30, 2007.

(h)      All or a portion of the security is out on loan.

(i)      Step coupon Bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+        Percentages are based on net assets as of June 30, 2007.

*        Less than 0.1%

**       Amount is less than $500



         Abbreviations:

REMIC    Real Estate Mortgage Investment Conduit
STRIPS   Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 22, 2007